Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009	$ 33	$ 19,046	$ (7,791)	$ 0	$ 11,288
Balance, shares at Dec. 31, 2009	3,276,842
Comprehensive loss:
Net loss	0	0	(8,453)	0	(8,453)
Reverse stock split (1 for 4 shares)	(25)	25	0	0	0
Reverse stock split (1 for 4 shares), shares	(2,457,484)
Balance at Dec. 31, 2010	8	19,071	(16,244)	0	2,835
Balance, shares at Dec. 31, 2010	819,358
Proceeds from sale of common stock	216	8,420	0	0	8,636
Proceeds from sale of common stock, shares	21,591,750
Comprehensive loss:
Net change in unrealized loss on securities available for sale	0	0	0	(938)	(938)
Net loss	0	0	(3,747)	0	(3,747)
Comprehensive loss					(4,685)
Balance at Dec. 31, 2011	$ 224	$ 27,491	$ (19,991)	$ (938)	$ 6,786
Balance, shares at Dec. 31, 2011	22,411,108